Going Concern (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net Income (Loss) Attributable to Parent, Total	$ (5,724,390)	$ (2,276,188)	$ (28,180,084)	$ (7,723,404)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(5,332,459)	$ (2,157,160)	(10,657,449)	(6,634,214)
Stockholders' Equity Attributable to Parent, Total	7,186,649		10,085,253	15,616,452	$ 5,369,407
Retained Earnings (Accumulated Deficit), Total	$ (52,285,815)		$ (46,561,425)	$ (18,381,341)